Employees and remuneration of key management personnel - Average number of employees (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Average number of employees by individual geographical segment
Average number of employees	24	21	23
North America
Average number of employees by individual geographical segment
Average number of employees	5	5	6
EMEA & LatAm
Average number of employees by individual geographical segment
Average number of employees	12	10	12
APAC
Average number of employees by individual geographical segment
Average number of employees	7	6	5